Consolidated Statements of Equity - JPY (¥) ¥ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Accumulated Other Comprehensive Income (Loss)	Treasury Stock	Non-controlling Interests	Total
Balance at Mar. 31, 2016	¥ 2,014,712	¥ 1,569,539	¥ 865,610	¥ (28,485)	¥ (26)	¥ 19,198	¥ 4,440,548
Balance (in shares) at Mar. 31, 2016	35,751,360
Comprehensive income (loss):
Net income (loss)			(865,087)			6,224	(858,863)
Other comprehensive income, net of tax				(53,994)			(53,994)
Conversion of convertible notes	¥ 625,000	719,715					1,344,715
Conversion of convertible notes (in shares)	1,537,502
Share-based compensation		53,032					53,032
Exercise of stock options	¥ 150,690	33,685					184,375
Exercise of stock options (in shares)	633,000
Dividends paid			(107,253)				(107,253)
Other		(5,122)				6,922	1,800
Balance at Mar. 31, 2017	¥ 2,790,402	2,370,849	(106,730)	(82,479)	(26)	32,344	5,004,360
Balance (in shares) at Mar. 31, 2017	37,921,862
Comprehensive income (loss):
Net income (loss)			(694,662)			10,617	(684,045)
Other comprehensive income, net of tax				34,801			34,801
Share-based compensation		73,846					73,846
Exercise of stock options	¥ 25,724	5,288					31,012
Exercise of stock options (in shares)	108,000
Paid stock options		31,542					31,542
Other		496				(3,497)	(3,001)
Balance at Mar. 31, 2018	¥ 2,816,126	2,482,021	(801,392)	(47,678)	(26)	39,464	¥ 4,488,515
Balance (in shares) at Mar. 31, 2018	38,029,862						38,029,862
Comprehensive income (loss):
Net income (loss)			218,235			10,133	¥ 228,368
Other comprehensive income, net of tax				129,488			129,488
Acquisition of treasury stock					(64)		(64)
Share-based compensation		22,996					22,996
Exercise of stock options	¥ 50,407	17,521					67,928
Exercise of stock options (in shares)	94,000
Other		(1,001)					(1,001)
Balance at Mar. 31, 2019	¥ 2,866,533	¥ 2,521,537	(11,301)	(408,449)	¥ (90)	¥ 49,597	¥ 5,017,827
Balance (in shares) at Mar. 31, 2019	38,123,862						38,123,862
Increase (Decrease) in Stockholders' Equity
Cumulative effects of accounting standard update | ASU No. 2014-09			81,597				¥ 81,597
Cumulative effects of accounting standard update | ASU No. 2016-01			¥ 490,259	¥ (490,259)			¥ (490,259)